PENSION AND OTHER POSTRETIREMENT BENEFITS - Pre-tax Amount Recognized in Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
U.S.
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	$ 15.5	$ 487.5
Prior service credit (cost)		15.9
Net amount recognized in accumulated other comprehensive loss	15.5	503.4
International
Pretax amounts recognized in accumulated other comprehensive loss
Net actuarial loss	101.9	149.3
Prior service credit (cost)	(4.3)	(6.7)
Net transition obligation		0.1
Net amount recognized in accumulated other comprehensive loss	$ 97.6	$ 142.7